PROPERTY, PLANT AND EQUIPMENT (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	R$ 30,055.7
Property, plant and equipment at ending	26,630.2	R$ 30,055.7
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	26,961.3	26,664.0
Effects of movements in foreign exchange in the balance sheet	(3,717.0)	(2,371.7)
Effects of application of IAS 29 (hyperinflation)	1,649.2	2,014.7
Acquisition	4,615.2	6,305.7
Depreciation	(4,556.6)	(4,581.1)
Disposals and write-offs	(59.7)	(50.4)
Transfers	(1,229.7)	(1,019.9)
Property, plant and equipment at ending	23,662.7	26,961.3
Property, plant and equipment	63,417.4	66,345.2
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	9,698.3	9,090.2
Effects of movements in foreign exchange in the balance sheet	(1,485.2)	(832.1)
Effects of application of IAS 29 (hyperinflation)	663.1	712.7
Acquisition	44.7	11.2
Depreciation	(481.6)	(436.8)
Disposals and write-offs	(3.7)	(20.1)
Transfers	800.6	1,173.2
Property, plant and equipment at ending	9,236.2	9,698.3
Property, plant and equipment	14,287.8	14,494.2
Gross carrying amount [member] | Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	11,589.1	10,884.0
Effects of movements in foreign exchange in the balance sheet	(1,726.7)	(1,067.3)
Effects of application of IAS 29 (hyperinflation)	779.4	952.6
Acquisition	1,230.2	1,283.5
Depreciation	(3,533.4)	(3,564.6)
Disposals and write-offs	(39.1)	(15.7)
Transfers	2,488.8	3,116.6
Property, plant and equipment at ending	10,788.3	11,589.1
Property, plant and equipment	39,509.2	39,818.3
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	1,323.9	1,285.1
Effects of movements in foreign exchange in the balance sheet	(193.4)	(111.6)
Effects of application of IAS 29 (hyperinflation)	86.5	96.7
Acquisition	56.4	87.3
Depreciation	(541.6)	(579.7)
Disposals and write-offs	(13.5)	(14.6)
Transfers	373.7	560.7
Property, plant and equipment at ending	1,092.0	1,323.9
Property, plant and equipment	7,074.2	7,682.7
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	4,350.0	5,404.7
Effects of movements in foreign exchange in the balance sheet	(311.7)	(360.7)
Effects of application of IAS 29 (hyperinflation)	120.2	252.7
Acquisition	3,283.9	4,923.7
Depreciation
Disposals and write-offs	(3.4)
Transfers	(4,892.8)	(5,870.4)
Property, plant and equipment at ending	2,546.2	4,350.0
Property, plant and equipment	2,546.2	4,350.0
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(39,754.7)	(39,383.9)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(5,051.6)	(4,795.9)
Accumulated depreciation, amortisation and impairment [member] | Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(28,720.9)	(28,229.2)
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(5,982.2)	(6,358.8)
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment